General	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
The Company
AerCap Holdings N.V., together with its subsidiaries (“AerCap,” “we,” “us” or the “Company”), is the global leader in aviation leasing with 2,194 aircraft owned, managed or on order, over 900 engines (including engines owned and managed by SES), over 300 owned helicopters, and total assets of $70 billion as of December 31, 2022. Our ordinary shares are listed on the New York Stock Exchange under the ticker symbol AER. Our headquarters is located in Dublin, and we have offices in Shannon, Miami, Singapore, Memphis, Amsterdam, Shanghai, Dubai and other locations. We also have representative offices at the world’s largest aircraft manufacturers, The Boeing Company (“Boeing”) in Seattle and Airbus S.A.S (“Airbus”) in Toulouse.
The Consolidated Financial Statements presented herein include the accounts of AerCap Holdings N.V. and its subsidiaries. AerCap Holdings N.V. was incorporated in the Netherlands as a public limited liability company (“naamloze vennootschap” or “N.V.”) on July 10, 2006.
GECAS Transaction
AerCap completed the acquisition of GE Capital Aviation Services (“GECAS”) from General Electric (“GE”) (the “GECAS Transaction”) on November 1, 2021 (the “Closing Date”). Under the terms of the transaction agreement, GE received 111.5 million newly issued AerCap shares, approximately $23 billion of cash and $1 billion of AerCap senior notes. Immediately following the completion of the GECAS Transaction, GE held approximately 46% of AerCap’s issued and outstanding ordinary shares. In connection with the GECAS Transaction, GE appointed two members to join the Board of Directors of AerCap, bringing the number of directors serving on AerCap’s Board of Directors to 11. The GE shares were subject to a lock-up period which expired on February 1, 2023. GE has entered into agreements with AerCap regarding voting restrictions, standstill provisions and certain registration rights. Refer to Note 4—GECAS Transaction for further details.